Inventories - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Inventory [Abstract]
Increase (decrease) in obsolete and slow-moving supplies inventories provision	$ (5.1)	$ 0.3
Obsolete and slow-moving supplies inventories provision	9.7	14.8
Inventory write-down	$ 19.2	$ 27.5